RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of Amount Due From/To Related Parties
(a)	Details of outstanding balances with the Group’s related parties as of December 31, 2019 and 2020 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2019	2020
Mambo Fiesta Limited. (1)	Shareholder of the Company	$17	$17
Shanghai Qingxuan Co.,Ltd. (1)	Entity controlled by Mr. Herman Man Guo	1	1
Global Earning Pacific Ltd. (1)	Shareholder of the Company	2	2
Wealthy Environment Limited. (1)	Shareholder of the Company	1	1
AirMedia Holding Ltd. (1)	Entity controlled by Mr. Herman Man Guo	3	3
AirMedia Merger Company Ltd. (1)	Entity controlled by Mr. Herman Man Guo	3	3

		$27	$27
(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2019	2020

Beijing Eastern Media Corporation Ltd.	Equity method investment	$254	$—
Mrs. Dan Shao (1)	Principal Shareholder	2,873	1,531

		$3,127	$1,531
(1)

As of December 31, 2019 and 2020, the Company had amount due to Mrs. Dan Shao of $2,873 and $1,531 , respectively, representing a loan with annualized interest rate of 16.8% and 21.6%, respectively, on a short-term basis for the Company's use in operations. The balance as of December 31, 2020 has been repaid to Mrs. Dan Shao in January 2021.

(b)	Details of transactions with the Group’s related parties for the years ended December 31, 2019 and 2020 were as follows:

	For the year ended December 31,
Transactions	2019	2020
Purchases from Beijing Eastern Media Corporation Ltd.	$2,423	$2,379